Right-of-Use Assets and Lease Liabilities - Schedule of Carrying Amounts of Lease Liabilities and the Movements (Details) - USD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2024	Mar. 31, 2024
Schedule of Carrying Amounts of Lease Liabilities and the Movements [Abstract]
At beginning of period/year	$ 40,245	$ 133,279
Additions to lease liabilities	345,871
Interest charged	3,751	4,241
Payment made	(45,117)	(97,715)
Early termination of a lease	(40,337)
Exchange realignment	1,496	440
At end of period/year	$ 305,909	$ 40,245